14. FINANCIAL INSTRUMENTS (Details 10) - Foreign exchange risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Appreciation asset position	R$ 501,066
Appreciation liability position	(606,430)
Fair value market amoount receivable / payable	(105,364)
Impact on financial income (expenses)	R$ (115,815)
Exchange rate swap dollar x euro [member]
Disclosure of detailed information about financial instruments [line items]
Maturity	04/26/2021 to 06/08/2021
Functional Currency	Dollar
Notional amount	R$ 17,377
Appreciation asset position	90,315
Appreciation liability position	(93,823)
Fair value market amoount receivable / payable	(3,508)
Impact on financial income (expenses)	R$ (4,749)
Exchange rate swap Dollar x Euro [member]
Disclosure of detailed information about financial instruments [line items]
Maturity	01/06/2021 a 06/11/2021
Functional Currency	Dollar
Notional amount	R$ 23,320
Appreciation asset position	121,207
Appreciation liability position	(125,528)
Fair value market amoount receivable / payable	(4,321)
Impact on financial income (expenses)	(4,321)
Total dollar-to-euro swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	40,697
Appreciation asset position	211,522
Appreciation liability position	(219,351)
Fair value market amoount receivable / payable	(7,829)
Impact on financial income (expenses)	R$ (9,070)
Exchange rate swap GBP x euro [member]
Disclosure of detailed information about financial instruments [line items]
Maturity	Settled
Functional Currency	GBP
Notional amount	R$ 3,956
Impact on financial income (expenses)	(602)
Total Swap GBP x Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,956
Impact on financial income (expenses)	R$ (602)
Exchange rate swap CDI x dollar [member]
Disclosure of detailed information about financial instruments [line items]
Maturity	2/10/2023
Functional Currency	Dollar
Notional amount	R$ (67,000)
Appreciation asset position	289,544
Appreciation liability position	(387,079)
Fair value market amoount receivable / payable	(97,535)
Impact on financial income (expenses)	(106,143)
Total Swap CDI x dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	(67,000)
Appreciation asset position	289,544
Appreciation liability position	(387,079)
Fair value market amoount receivable / payable	(97,535)
Impact on financial income (expenses)	R$ (106,143)